Property and Equipment - Changes in Property and Equipment (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2024 KRW (₩)
Disposal groups classified as held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Classified as held for sale, property, plant and equipment	₩ 17,412